UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
`                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Silver Point Capital, L.P.
            ------------------------------
Address:      Two Greenwich Plaza
            ------------------------------
              Greenwich, CT 06830
            ------------------------------

13F File Number: 028-10709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                       Jeffrey Gelfand
                  ---------------------------------------
Title:                      Chief Financial Officer
                  ---------------------------------------
Phone:                      203-618-2670
                  ---------------------------------------

Signature, Place, and Date of Signing:

 /s/ Jeffrey Gelfand             New York, NY          May 13, 2005
----------------------          --------------        --------------
    [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     13F File Number           Name

     28-                       Silver Point Capital General Partner, L.L.C.
        ---------------        --------------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:             41
                                            ------------------

Form 13F Information Table Value Total:          482,179
                                            ------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            13F File Number         Name


         No.            13F File Number         Name

                              13F INFORMATION TABLE
                                 March 31, 2005

          Column 1                  Column 2          Column 3    Column 4        Column 5                Column 6     Column 7
----------------------------------------------------------------------------------------------------------------------------------

                                    TITLE OF                                 SHARES OR          PUT/   INVESTMENT      OTHER
       NAME OF ISSUER                 CLASS             CUSIP       VALUE     PRN AMT   SH/PRN  CALL   DISCRETION     MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
 1 ASPEN TECHNOLOGY INC.             COM              045327103     1,136     200,000     SH          SHARED-DEFINED     NONE
 2 BASF A G                          SPONSORED ADR    055262505       882      12,500     SH          SHARED-DEFINED     NONE
 3 BUCKEYE TECHNOLOGIES INC.         COM              118255108     6,323     585,500     SH          SHARED-DEFINED     NONE
 4 CAMECO CORP                       COM              13321L108     6,032     112,600     SH          SHARED-DEFINED     NONE
 5 CIRCUIT CITY STORE INC.           COM              172737108    10,079     628,000     SH          SHARED-DEFINED     NONE
 6 COLLINS & AIKMAN CORP             COM              194830204       673     547,400     SH          SHARED-DEFINED     NONE
 7 CONSECO INC.                      WARRANTS         208464123        32      13,580     SH          SHARED-DEFINED     NONE
 8 DOBSON COMMUNICATIONS CORP        COM              256069105     2,888   1,429,901     SH          SHARED-DEFINED     NONE
 9 EDGE PETROLEUM CORP               COM              279862106     3,312     200,000     SH          SHARED-DEFINED     NONE
10 EXIDE TECHNOLOGIES                WARRANTS         302051123       182     103,500     SH          SHARED-DEFINED     NONE
11 EXIDE TECHNOLOGIES                COM              302051206     4,151     321,771     SH          SHARED-DEFINED     NONE
12 FISHER COMMUNICATIONS INC.        COM              337756209    17,441     337,289     SH          SHARED-DEFINED     NONE
13 GAP INC.                          COM              364760108    10,046     460,000     SH          SHARED-DEFINED     NONE
14 GEAC COMPUTER CORPORATION LTD     COM              368289104     2,985     333,200     SH          SHARED-DEFINED     NONE
15 W R GRACE & CO.                   COM              38388F108    16,777   1,969,200     SH          SHARED-DEFINED     NONE
16 HUNTSMAN CORP                     COM              447011107    12,959     555,700     SH          SHARED-DEFINED     NONE
17 ISHARES RUSSELL 2000              RUSSELL 2000     464287655     8,550      70,000     SH          SHARED-DEFINED     NONE
18 JDA SOFTWARE GROUP INC.           COM              46612K108    20,580   1,465,800     SH          SHARED-DEFINED     NONE
19 KNOLOGY INC.                      COM              499183804     8,395   4,197,754     SH          SHARED-DEFINED     NONE
20 LAWSON SOFTWARE INC.              COM              520780107    26,512   4,493,500     SH          SHARED-DEFINED     NONE
21 MSC SOFTWARE CORP                 COM              553531104    32,974   2,962,600     SH          SHARED-DEFINED     NONE
22 NRG ENERGY INC.                   COM              629377508    77,267   2,262,573     SH          SHARED-DEFINED     NONE
23 OFFICE DEPOT INC.                 COM              676220106     5,101     230,000     SH          SHARED-DEFINED     NONE
24 OFFICEMAX INC.                    COM              67622P101     5,025     150,000     SH          SHARED-DEFINED     NONE
25 OMNICARE INC.                     COM              681904108    15,952     450,000     SH          SHARED-DEFINED     NONE
26 PG&E CORP                         COM              69331C108        32         936     SH          SHARED-DEFINED     NONE
27 PATHMARK STORES INC.              COM              70322A101     1,956     310,000     SH          SHARED-DEFINED     NONE
28 J C PENNEY INC.                   COM              708160106    11,163     215,000     SH          SHARED-DEFINED     NONE
29 PETROLEUM GEO SVCS.               SPONSORED ADR    716599105    34,684     516,362     SH          SHARED-DEFINED     NONE
30 POPE & TALBOT INC.                COM              732827100     2,057     117,000     SH          SHARED-DEFINED     NONE
31 REMINGTON OIL & GAS CORP          COM              759594302     9,522     302,100     SH          SHARED-DEFINED     NONE
32 RHODIA SA                         SPONSORED ADR    762397107       589     275,000     SH          SHARED-DEFINED     NONE
33 SCHAWK INC.                       COM              806373106     1,889     121,761     SH          SHARED-DEFINED     NONE
34 SMTC CORP                         COM              832682207       562     506,503     SH          SHARED-DEFINED     NONE
35 SPRINT CORP                       COM              852061100    31,429   1,381,500     SH          SHARED-DEFINED     NONE
36 TEMPLE INLAND INC.                COM              879868107     9,997     137,800     SH          SHARED-DEFINED     NONE
37 TOYS R US INC.                    COM              892335100    28,851   1,120,000     SH          SHARED-DEFINED     NONE
38 TRITON PCS HLDGS INC.             COM              89677M106     8,796   3,962,100     SH          SHARED-DEFINED     NONE
39 UNITED ONLINE INC.                COM              911268100    24,593   2,348,889     SH          SHARED-DEFINED     NONE
40 VALERO ENERGY CORP NEW            COM              91913Y100    14,654     200,000     SH          SHARED-DEFINED     NONE
41 WESTMORELAND COAL CO.             COM              960878106     5,151     204,800     SH          SHARED-DEFINED     NONE

          Column 1                              Column 8
---------------------------------------------------------------------------

                                          VOTING AUTHORITY
       NAME OF ISSUER                            SOLE         SHARED  NONE
---------------------------------------------------------------------------
 1 ASPEN TECHNOLOGY INC.                       200,000
 2 BASF A G                                     12,500
 3 BUCKEYE TECHNOLOGIES INC.                   585,500
 4 CAMECO CORP                                 112,600
 5 CIRCUIT CITY STORE INC.                     628,000
 6 COLLINS & AIKMAN CORP                       547,400
 7 CONSECO INC.                                 13,580
 8 DOBSON COMMUNICATIONS CORP                1,429,901
 9 EDGE PETROLEUM CORP                         200,000
10 EXIDE TECHNOLOGIES                          103,500
11 EXIDE TECHNOLOGIES                          321,771
12 FISHER COMMUNICATIONS INC.                  337,289
13 GAP INC.                                    460,000
14 GEAC COMPUTER CORPORATION LTD               333,200
15 W R GRACE & CO.                           1,969,200
16 HUNTSMAN CORP                               555,700
17 ISHARES RUSSELL 2000                         70,000
18 JDA SOFTWARE GROUP INC.                   1,465,800
19 KNOLOGY INC.                              4,197,754
20 LAWSON SOFTWARE INC.                      4,493,500
21 MSC SOFTWARE CORP                         2,962,600
22 NRG ENERGY INC.                           2,262,573
23 OFFICE DEPOT INC.                           230,000
24 OFFICEMAX INC.                              150,000
25 OMNICARE INC.                               450,000
26 PG&E CORP                                       936
27 PATHMARK STORES INC.                        310,000
28 J C PENNEY INC.                             215,000
29 PETROLEUM GEO SVCS.                         516,362
30 POPE & TALBOT INC.                          117,000
31 REMINGTON OIL & GAS CORP                    302,100
32 RHODIA SA                                   275,000
33 SCHAWK INC.                                 121,761
34 SMTC CORP                                   506,503
35 SPRINT CORP                               1,381,500
36 TEMPLE INLAND INC.                          137,800
37 TOYS R US INC.                            1,120,000
38 TRITON PCS HLDGS INC.                     3,962,100
39 UNITED ONLINE INC.                        2,348,889
40 VALERO ENERGY CORP NEW                      200,000
41 WESTMORELAND COAL CO.                       204,800